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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    York Management & Research, Inc.
Address: Reynolds Plaza, Suite 200
         1061 E. Indiantown Road
         Jupiter, Florida  33477

Form 13F File Number: 28-5080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David J.S. Nicholson
Title:   President
Phone:   (561) 743-6733

Signature, Place, and Date of Signing:

         /s/ David J.S. Nicholson Jupiter, Florida     2/17/00
         ________________________ ____________________ _________
              [Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total:     $25,430,051



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

         1.                                 David J. S. Nicholson



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
                   Form 13F INFORMATION TABLE


                                                       Item 5:
                   ITEM 2:                   ITEM 4:   SHARES OF   ITEM 6:                       ITEM 8:  VOTING
ITEM 1:            TITLE OF        ITEM 3:   FAIR MKT  PRINCIPAL   INVESTMENT DISCRETION ITEM 7:
NAME OF ISSUER     CLASS           CUSIP     VALUE     AMOUNT      SOLE  SHARED   OTHER  MGRS.   SOLE      SHARED        NONE


ADVANCED DIGITAL
  INFO CORP         Common Stock   007525108   432,763     8,900    X                    1         8,900
ANNTAYLOR STORES
  CORP              Common Stock   036115103   309,938     9,000    X                    1         9,000
AVIS RENT A
  CAR INC           Common Stock   053790101   439,675    17,200    X                    1        17,200
BANK OF AMERICA
  CORP              Common Stock   060505104   617,306    12,300    X                    1        12,300
BLACKROCK INCOME
  TRUST INC         Common Stock   09247F100   702,075   122,100    X                    1       122,100
BLACKROCK INVT
  QLTY TERM TR      Common Stock   09247J102   140,963    17,900    X                    1        17,900
BLACKROCK N A
  GOVT INCM TR      Common Stock   092475102   156,950    17,200    X                    1        17,200
CELESTICA INC       Common Stock   15101Q108   444,000     8,000    X                    1         8,000
CENTRAL EUROPEAN
  EQTY FD INC       Common Stock   153436100   539,890    37,395    X                    1        37,395
CHECK POINT
  SOFTWARE TECHN    Common Stock   M22465104   397,500     2,000    X                    1         2,000
COMMERCE
  BANCSHARES INC    Common Stock   200525103   405,992    11,985    X                    1        11,985
DII GROUP INC       Common Stock   232949107   425,813     6,000    X                    1         6,000
EVEREST REINSURANCE
  HLDGS             Common Stock   299808105   223,125    10,000    X                    1        10,000
FRANCE GROWTH
  FD INC            Common Stock   35177K108   764,094    49,900    X                    1        49,900
GLOBAL HI INCOME
  DLR FD INC        Common Stock   37933G108   650,469    57,500    X                    1        57,500
HANCOCK J BK&THRIFT
  OPP FD            Common Stock   409735107   168,750    20,000    X                    1        20,000
HEALTHSOUTH CORP    Common Stock   421924101   384,313    71,500    X                    1        71,500
INSIGHT ENTERPRISES
  INC               Common Stock   45765U103   304,688     7,500    X                    1         7,500
JONES APPAREL
  GROUP INC         Common Stock   480074103   311,938    11,500    X                    1        11,500
JONES PHARMA
  INC               Common Stock   480236108   434,375    10,000    X                    1        10,000



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LEGATO SYSTEMS
  INC               Common Stock   524651106   591,788     8,600    X                    1         8,600
LONE STAR
  STEAKHOUSE
  SALOON            Common Stock   542307103   148,104    16,600    X                    1        16,600
MAIL-WELL INC       Common Stock   560321200   360,450    26,700    X                    1        26,700
MEDIMMUNE INC       Common Stock   584699102   281,988     1,700    X                    1         1,700
MERCK & CO          Common Stock   589331107 1,034,688    15,400    X                    1        15,400
METRIS COMPANIES
  INC               Common Stock   591598107   225,545     6,320    X                    1         6,320
MEXICO FUND         Common Stock   592835102   703,688    40,500    X                    1        40,500
MGIC INVESTMEN
   CORP/WI          Common Stock   552848103   300,938     5,000    X                    1         5,000
NCO GROUP INC       Common Stock   628858102   307,275    10,200    X                    1        10,200
NEW GERMANY FD      Common Stock   644465106   932,348    76,110    X                    1        76,110
OCULAR SCIENCES
  INC               Common Stock   675744106   641,750    34,000    X                    1        34,000
PINNACLE SYSTEMS
  INC               Common Stock   723481107   260,400     6,400    X                    1         6,400
PMI GROUP INC       Common Stock   69344M101   366,094     7,500    X                    1         7,500
PREPAID LEGAL
  SERVICES INC      Common Stock   740065107   480,000    20,000    X                    1         20,00
PRIORITY HLTHCARE
  CP  -CL B         Common Stock   74264T102   347,250    12,000    X                    1        12,000
QLOGIC CORP         Common Stock   747277101   415,675     2,600    X                    1         2,600
ROSS STORES INC     Common Stock   778296103   190,138    10,600    X                    1        10,600
SEI INVESTMENTS CO  Common Stock   784117103   202,327     1,700    X                    1         1,700
SHERWIN-WILLIAMS CO Common Stock   824348106   210,000    10,000    X                    1        10,000
SOUTHTRUST CORP     Common Stock   844730101 1,928,438    51,000    X                    1        51,000
STANDARD & POORS
  DEPOSITARY        Common Stock   78462F103 3,848,125    26,200    X                    1        26,200
STANDARD PACIFIC
  CP                Common Stock   85375C101   165,000    15,000    X                    1        15,000
STATION CASINOS
  INC               Common Stock   857689103   235,594    10,500    X                    1        10,500
TCW/DW TERM
  TRUST 2003        Common Stock   87234U108   741,600    82,400    X                    1        82,400
TEMPLETON GLOBAL
  INCOME            Common Stock   880198106   312,550    53,200    X                    1        53,200
TOMMY HILFIGER
  CORP              Common Stock   G8915Z102 1,276,275    54,600    X                    1        54,600
WASTE CONNECTIONS
  INC               Common Stock   941053100   158,813    11,000    X                    1        11,000
WATERS CORP         Common Stock   941848103   233,200     4,400    X                    1         4,400
WINDMERE-DURABLE
  HOLDINGS          Common Stock   973411101   275,400    16,200    X                    1        16,200

TOTAL:                                      25,430,051




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